Benefit Programs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended
	Dec. 31, 2012 U.S. Retirement Plan [Member] Employees	Dec. 31, 2011 U.S. Retirement Plan [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member]	Dec. 31, 2011 Non-U.S. Benefit Plans [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member] Equity index funds [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member] Debt securities [Member]	Dec. 31, 2012 Other Non-U.S. Postemployment Benefits [Member]	Dec. 31, 2011 Other Non-U.S. Postemployment Benefits [Member]	Dec. 31, 2012 Other U.S. Benefit Plans [Member] Employees Employee
Defined Benefit Plan Disclosure [Line Items]
Number of Employees participated in Retirement Plan	3,600								15
Accumulated benefit obligation	$ 226.3	$ 217.9	$ 143.2	$ 113.2
Number of current employees participated in Other U.S. Benefit Plan									1
Post retirement benefit obligation, increase in assumed health care cost									0.4
Target percentage of investments in insurance contracts under French and UK plans					65.00%	35.00%
Expected contributions under French and UK plans			0.4
Postemployment Benefits Liability							$ 7.6	$ 6.7